Fair Value Accounting - Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Thousands
	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities: Convertible option	$ 480
Liabilities: Contingent consideration	$ 16,203
Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities: Convertible option
Liabilities: Contingent consideration